Taxation - Reconciliation of Income Tax Expense to Tax Payable (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
UK tax rate	19.00%	19.00%	19.00%